UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                08/12/2010
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  172
                                         ---------------
Form 13F Information Table Value Total:  $81,133
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
06/30/2010
13F Report

                             13F INFORMATION TABLE

                                                               VALUE                   INVESTMENT     VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP         (x1000)       SHARES     DISCRETION    Sole    Shared   None
--------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101       23.697          300        Sole         300
A T & T Inc new                  COMMON STOCK   00206r102   1182.11692        48868        Sole      46,968           1900
Abbott Labs                      COMMON STOCK   002824100     282.3173         6035        Sole       6,035
ABM Industries                   COMMON STOCK   000957100        16.76          800        Sole         800
Accenture Ltd                    COMMON STOCK   G1151C101      40.5825         1050        Sole       1,050
Adobe Systems Inc                COMMON STOCK   00724F101       31.716         1200        Sole       1,150             50
Aeropostale Inc                  COMMON STOCK   007865108   1056.01408        36872        Sole      35,261           1611
Allstate Corp                    COMMON STOCK   020002101       48.841         1700        Sole       1,700
Altria Group Inc                 COMMON STOCK   02209S103      34.3686         1715        Sole       1,715
American Sts Water               COMMON STOCK   029899101      52.1955         1575        Sole       1,575
AmeriGas Partners, LP            COMMON STOCK   030975106      40.1192          970        Sole         970
Anadarko Pete Corp               COMMON STOCK   032511107       21.654          600        Sole         600
Apache Corp                      COMMON STOCK   037411105   1247.86418        14822        Sole      14,272            550
Apollo Investment Corporation    COMMON STOCK   03761u106   1556.49591       166827        Sole     161,727           5100
Apple Computer                   COMMON STOCK   037833100     21.38005           85        Sole          85
Applied Materials Inc            COMMON STOCK   038222105        7.212          600        Sole         600
Archer Daniels Midland           COMMON STOCK   039483102     824.4326        31930        Sole      30,880           1050
Barrick Gold Corp                COMMON STOCK   067901108   2999.01263        66043        Sole      63,018           3025
Berkshire Hathaway Cl B          COMMON STOCK   084670207        79.69         1000        Sole       1,000
BP Amoco PLC Spons ADR           COMMON STOCK   055622104       17.328          600        Sole         600
Bristol Myers Squibb Company     COMMON STOCK   110122108       48.633         1950        Sole       1,950
C H Robinson Worldwide           COMMON STOCK   12541w209       166.98         3000        Sole       3,000
Campbell Soup Co                 COMMON STOCK   134429109     28.87898          806        Sole         806
Caterpillar Inc                  COMMON STOCK   149123101      57.0665          950        Sole         950
Chevron Corp                     COMMON STOCK   166764100    622.00476         9166        Sole       9,166
Chubb Corp                       COMMON STOCK   171232101     18.75375          375        Sole         375
Chunghwa Telecom Co. Ltd ADR     COMMON STOCK   17133q410       37.411         1900        Sole       1,900
Cimarex Energy Co                COMMON STOCK   171798101    1837.1007        25665        Sole      24,815            850
Cisco Systems                    COMMON STOCK   17275R102    550.33075        25825        Sole      25,445            380
Coca Cola Co                     COMMON STOCK   191216100    114.08004    2276.1381        Sole       2,276
Companhia Vale do Rio Doce ADR   COMMON STOCK   91912E105        14.61          600        Sole         600
Constellation Brands Inc         COMMON STOCK   21036p108        6.248          400        Sole         400
Costco Wholesale Corp            COMMON STOCK   22160K105       16.449          300        Sole         300
Covidien Ltd                     COMMON STOCK   G2554F105     789.9388        19660        Sole      18,898            762
CVS/Caremark Corp                COMMON STOCK   126650100    181.90128         6204        Sole       6,054            150
Deere & Co                       COMMON STOCK   244199105       37.584          675        Sole         675
Diageo PLC New Spons ADR         COMMON STOCK   25243q205   1556.45392        24808        Sole      23,833            975
Disney                           COMMON STOCK   254687106    1187.0775        37685        Sole      36,085           1600
DNP Select Income Fund Inc       COMMON STOCK   23325p104        1.794          200        Sole         200
Dreyfus Strategic Municipals     COMMON STOCK   261932107      1.92825          225        Sole         225
Duke Energy Corp                 COMMON STOCK   26441c105         38.8         2425        Sole       2,425
Duke Realty Corp REIT            COMMON STOCK   264411505        3.405          300        Sole         300
Dun & Bradstreet                 COMMON STOCK   26483E100     368.8244         5495        Sole       5,315            180
EBay Inc                         COMMON STOCK   278642103      4.43186          226        Sole         226
EMC Corp                         COMMON STOCK   268648102       4.1175          225        Sole         225
Emerson Electric Co              COMMON STOCK   291011104     34.73355          795        Sole         795
Eog Resources Inc                COMMON STOCK   26875p101    1628.0235        16550        Sole      16,090            460
Equity Residential               COMMON STOCK   29476L107     483.8568        11620        Sole      11,520            100
Exelon Corporation               COMMON STOCK   30161n101     57.75237         1521        Sole       1,521
Exxon Mobil Corp                 COMMON STOCK   30231G102   2011.03266        35238        Sole      33,823           1415
Fifth Third Cap 7.25%           PREFERRED STOCK                  4.524          200        Sole         200
Fushi Copperweld, Inc.           COMMON STOCK   36113E107     238.7742        29190        Sole      27,940           1250
General Electric Co              COMMON STOCK   369604103     1544.382       107100        Sole     101,850           5250
General Mills                    COMMON STOCK   370334104      16.3392          460        Sole         460
Genuine Parts Co                 COMMON STOCK   372460105      148.332         3760        Sole       3,760
Genzyme Corp                     COMMON STOCK   372917104       20.308          400        Sole         400
Google Inc CL A                  COMMON STOCK   38259P508    834.28125         1875        Sole       1,785             90
Health Care REIT Incorporated    COMMON STOCK   42217K106       33.696          800        Sole         800
Heinz, H J                       COMMON STOCK   423074103       25.932          600        Sole         600
Home Depot Inc                   COMMON STOCK   437076102     75.92935         2705        Sole       2,705
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     708.4686        15540        Sole      15,131            409
Humana Inc                       COMMON STOCK   444859102      748.988        16400        Sole      16,050            350
Illinois Tool Works Inc          COMMON STOCK   452308109        8.256          200        Sole         200
Indiana Energy Corp              COMMON STOCK   452737109       69.198          600        Sole         600
International Business Machine   COMMON STOCK   459200101    956.59956         7747        Sole       7,572            175
Invesco Limited                  COMMON STOCK   G491BT108    120.63744         7168        Sole       7,168
IShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457   4615.83264        54872        Sole      54,872
IShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440     305.1873         3190        Sole       3,190
IShares Barclays Agency Bond F   COMMON STOCK   464288166       44.116          400        Sole         400
IShares Barclays Aggregate Bon   COMMON STOCK   464287226     1344.915        12540        Sole      12,540
IShares Barclays Tips Bond Ind   COMMON STOCK   464287176    1801.4335        16850        Sole      16,850
IShares Goldman Sachs Top Corp   COMMON STOCK   464287242       16.269          150        Sole         150
IShares GS Natl Resource Index   COMMON STOCK   464287374       20.046          650        Sole         650
IShares MSCI EAFE Growth Index   COMMON STOCK   464288885        9.614          200        Sole         200
IShares MSCI EAFE Index Fd       COMMON STOCK   464287465     627.4199        13490        Sole      13,290            200
IShares MSCI Mexico Investable   COMMON STOCK   464286822        47.89         1000        Sole       1,000
IShares MSCI Pacific ex-Japan    COMMON STOCK   464286665       14.296          400        Sole         400
IShares Russell 2000 Indx Fd     COMMON STOCK   464287655     719.9347        11780        Sole      11,780
IShares S&P 500 Index Fund       COMMON STOCK   464287200       20.692          200        Sole         200
IShares Silver Trust             COMMON STOCK   46428q109       81.945         4500        Sole       4,500
IShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234   6502.52484       174237        Sole     168,837           5400
IShares Tr Russell 2000 Growth   COMMON STOCK   464287648     11.64975          175        Sole         175
J M Smucker Company New          COMMON STOCK   832696405     11.26114          187        Sole         187
J P Morgan Chase & Co            COMMON STOCK   46625H100   1162.95326        31766        Sole      30,706           1060
Japan Smaller Cap Fd Inc         COMMON STOCK   47109u104        1.668          200        Sole         200
Johnson & Johnson                COMMON STOCK   478160104   1431.67346        24241        Sole      22,966           1275
Johnson Controls Inc             COMMON STOCK   478366107       75.236         2800        Sole       2,800
JP Morgan Chase Cap X Tr Pfd 7  PREFERRED STOCK 46623D200      13.2289          526        Sole         526
Kayne Anderson Energy Totl Rt    COMMON STOCK   48660P104        9.596          400        Sole         400
Keycorp Capital X               PREFERRED STOCK                  4.872          200        Sole         200
Keycorp New                      COMMON STOCK   493267108        30.76         4000        Sole       4,000
Kimberly Clark Corp              COMMON STOCK   494368103       24.252          400        Sole         400
Kraft Foods Inc Cl A             COMMON STOCK   50075N104       22.484          803        Sole         803
Layne Christensen Company        COMMON STOCK   521050104    545.71095        22485        Sole      21,170           1315
Leggett & Platt Inc Com          COMMON STOCK   524660107       15.045          750        Sole         750
Market Vectors Junior Gold Min   COMMON STOCK   57060U589       73.602         2700        Sole       2,700
MasterCard Inc                   COMMON STOCK   57636Q104    603.57825         3025        Sole       2,945             80
McDonalds Corp                   COMMON STOCK   580135101   1794.82576        27248        Sole      26,473            775
Medco Health Solutions           COMMON STOCK   58405U102     13.99032          254        Sole         254
Merck & Co                       COMMON STOCK   589331107     76.09472         2176        Sole       2,176
MFS Intermediate Income Trust    COMMON STOCK   55273c107         1.36          200        Sole         200
Microchip Technology Inc         COMMON STOCK   595017104     1310.715        47250        Sole      44,975           2275
Molex Incorporated               COMMON STOCK   608554101    1018.8864        55860        Sole      53,435           2425
MSDW Emerging Mkts               COMMON STOCK   61744g107        6.858          540        Sole         540
National Fuel Gas                COMMON STOCK   636180101     236.7408         5160        Sole       4,710            450
Nestle SA ADR                    COMMON STOCK   641069406      14.5221          300        Sole         300
NextEra Energy Inc               COMMON STOCK   65339f101   1442.46708        29583        Sole      28,608            975
Nokia ADR                        COMMON STOCK   654902204       12.388         1520        Sole       1,520
Northern Trust                   COMMON STOCK   665859104         9.34          200        Sole         200
Novartis AG ADS                  COMMON STOCK   66987v109   1329.47648        27514        Sole      26,254           1260
Nuveen Municipal Advantage Fun   COMMON STOCK   67062h106        8.832          600        Sole         600
Nuveen Municipal Value Fund      COMMON STOCK   670928100       17.802         1800        Sole       1,800
Nuveen Select Mat Muni Fd        COMMON STOCK   67061t101       20.577         1900        Sole       1,900
Old National Bancorp             COMMON STOCK   680033107         5.18          500        Sole         500
ONEOK Partners LP                COMMON STOCK   68268N103       12.858          200        Sole         200
Oracle Corp                      COMMON STOCK   68389x105      8.97028          418        Sole         418
PepsiCo Inc                      COMMON STOCK   713448108    928.81705        15239        Sole      14,889            350
Pfizer                           COMMON STOCK   717081103     20.73404         1454        Sole       1,454
Philip Morris International      COMMON STOCK   718172109      14.6688          320        Sole         320
Physical Platinum Shares ETF     COMMON STOCK   26922V101     57.21563          375        Sole         375
Pimco Strategic Global Govt.     COMMON STOCK   72200X104        3.129          300        Sole         300
Plum Creek Timber Co             COMMON STOCK   729251108      65.9523         1910        Sole       1,910
Praxair Inc                      COMMON STOCK   74005P104      11.3985          150        Sole         150
PrivateBancorp Inc               COMMON STOCK   742962103        3.324          300        Sole         300
Procter & Gamble Co              COMMON STOCK   742718109     416.2612         6940        Sole       6,940
Progress Energy Inc              COMMON STOCK   743263105      35.8863          915        Sole         915
Putnam Managed Municipal Inc T   COMMON STOCK   746823103     31.87895         4385        Sole       4,385
Qualcomm Inc                     COMMON STOCK   747525103       13.136          400        Sole         400
Rayonier Inc                     COMMON STOCK   754907103     437.3387         9935        Sole       9,935
Redwood Trust Inc                COMMON STOCK   758075402         73.2         5000        Sole       5,000
Research In Motion Ltd COM       COMMON STOCK   760975102    517.57482        10507        Sole       9,912            595
Rockwell Collins                 COMMON STOCK   774341101    969.78189        18253        Sole      17,428            825
Royal Dutch Shell PLC ADR A      COMMON STOCK   780259206       55.242         1100        Sole       1,100
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     375.2047         3635        Sole       3,605             30
Saks Inc                         COMMON STOCK   79377W108   1012.40733       133387        Sole     126,287           7100
Schlumberger Ltd                 COMMON STOCK   806857108      74.1556         1340        Sole       1,340
Sempra Energy                    COMMON STOCK   816851109     10.43417          223        Sole         223
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503   2850.45317        51817        Sole      49,757           2060
Sigma Aldrich                    COMMON STOCK   826552101       39.864          800        Sole         800
Sotheby's                        COMMON STOCK   835898107       18.296          800        Sole         800
Southern Co                      COMMON STOCK   842587107        16.64          500        Sole         500
SPDR Barclays Capital Municipa   COMMON STOCK   78464A458       18.352          800        Sole         800
SPDR Barclays High Yield Bond    COMMON STOCK   78464A417       30.264          800        Sole         800
SPDR Barclays Mortgage Backed    COMMON STOCK   78464A383      10.9548          400        Sole         400
SPDR Gold Trust                  COMMON STOCK   78463V107   8603.50608        70706        Sole      68,191           2515
St Joe Company                   COMMON STOCK   790148100    891.40524        38489        Sole      37,254           1235
Starbucks Corporation            COMMON STOCK   855244109         7.29          300        Sole         300
Steel Dynamics Inc               COMMON STOCK   858119100        7.914          600        Sole         600
Sunpower Corp Cl A               COMMON STOCK   867652109      242.968        20080        Sole      19,005           1075
Sysco Corporation                COMMON STOCK   871829107        28.57         1000        Sole       1,000
Templeton Global Income Fund     COMMON STOCK   880198106    173.73208        18022        Sole      18,022
Terex Corp New                   COMMON STOCK   880779103    1071.3658        57170        Sole      57,170
Teva Pharmaceutical              COMMON STOCK   881624209     815.2032        15680        Sole      15,680
Texas Instruments Corp           COMMON STOCK   882508104        23.28         1000        Sole       1,000
Time Warner Cable Inc            COMMON STOCK   88732J207       839.79        16125        Sole      16,125
Tyco Electronics Ltd             COMMON STOCK   H8912P106   1132.68402        44629        Sole      42,384           2245
U. S. Bancorp                    COMMON STOCK   902973304       7.3308          328        Sole         328
United Parcel Service Inc Cl B   COMMON STOCK   911312106     52.62325          925        Sole         925
United Technologies Corp         COMMON STOCK   913017109     38.88109          599        Sole         599
Vanguard Energy ETF              COMMON STOCK   92204a306      30.5928          420        Sole         420
Veolia Environnement             COMMON STOCK   92334n103       65.436         2800        Sole       2,800
Verizon Communications           COMMON STOCK   92343v104    101.26428         3614        Sole       3,614
Vodafone Group PLC               COMMON STOCK   92857w209    1060.7844        51320        Sole      49,320           2000
Walgreen Company                 COMMON STOCK   931422109        10.68          400        Sole         400
Wal-Mart De Mexico SA            COMMON STOCK   93114w107      4.44724          200        Sole         200
Wal-Mart Stores                  COMMON STOCK   931142103   1243.18634        25862        Sole      24,637           1225
Wells Fargo & Co                 COMMON STOCK   949746101     196.5568         7678        Sole       7,678
Western Gas Partners LP          COMMON STOCK   958254104       112.11         5050        Sole       5,050
Willis Group Holdings Limited    COMMON STOCK   G96666105     92.40375         3075        Sole       3,075
WisdomTree China Yuan Fd         COMMON STOCK   97717W182   1560.29391        62587        Sole      60,612           1975
Yahoo Inc                        COMMON STOCK   984332106        5.536          400        Sole         400